Accounts Payable and Accrued Liabilities (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing CNY	Feb. 28, 2010 Sinovac Beijing USD ($)	Feb. 28, 2010 Sinovac Beijing CNY	Feb. 10, 2010 Sinovac Beijing CNY
Accounts Payable and Accrued Liabilities
Trade payables	$ 2,169,700	$ 2,945,096
Machinery and equipment payables	3,788,004	4,094,238
Payable on acquisition of Changing assets		5,030,513
Accrued expenses	7,514,221	4,119,443
Value added tax payable	167,230	911,286
Other tax payable	616,518	536,735
Withholding personal income tax	1,240,037	1,201,628
Bonus and benefit payables	6,776,383	5,759,425
Other payables	2,505,715	4,924,131
Total	24,777,808	29,522,495
Facility purchased
Purchase price of the facility acquired						19,840,000	123,600,000
Amount borrowed to finance the acquisition								90,000,000
Payments made for acquisition				19,840,000	123,600,000
Accretion expense included in interest and financing expenses	$ 234,957	$ 377,410	$ 117,064